Leases (Details 3) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2020	$ 188,633	$ 557,200
2021	805,765	521,067
2022	699,255	431,146
2023	713,647	434,736
2024	641,648	389,917
Thereafter	377,459	177,735
Total minimum lease payments	3,426,407	2,511,801
Less: effect of discounting	(406,043)	(299,253)
Present value of future minimum lease payments	3,020,364	2,212,548
Less: current obligations under leases	(659,789)	(467,979)
Long-term lease obligations	$ 2,360,575	$ 1,744,569